Direxion Daily Financial Top 5 Bull 2X ETF N-1A Cover	Aug. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 07, 2025
Prospectus Date	Jun. 12, 2025